Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06301

Scott C. Durocher
Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com

VIA EDGAR

January 6, 2014

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Lincoln Life Variable Annuity Account N: 333-40937, 333-36316, 333-36304, 333-61554, 333-135039, 333-138190, 333-149434, 333-170529; 333-170897, 333-172328, 333-174367, 333-181612, 333-186894; 811-08517
Lincoln New York Account N for Variable Annuities: 333-141752, 333-141757, 333-141759, 333-141760, 333-141762, 333-145531, 333-149449, 333-171096, 333-175691, 333-176213, 333-181616, 333-186895; 811-09763

Ladies and Gentlemen:

On behalf of The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York (together, the “Companies”) and the above-referenced Separate Accounts, we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of prospectus, including supplements, for certain variable annuity contracts offered by the Companies through each Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus, as supplemented, contained in the most recent post-effective amendment filed on November 5, 2013.

Sincerely,
Scott C. Durocher
Counsel